Defined Benefit Pension Plans (Percentage Allocation Of Pension Plan Assets) (Details)	Jul. 02, 2011	Jul. 03, 2010
Equity securities	20.00%
U.S. Plans [Member]
Equity securities	3.00%	4.00%
Debt securities	89.00%	84.00%
Real estate	2.00%	2.00%
Cash and other	6.00%	10.00%
Total	100.00%	100.00%
International Plans [Member]
Equity securities	25.00%	22.00%
Debt securities	66.00%	69.00%
Real estate	2.00%	3.00%
Cash and other	7.00%	6.00%
Total	100.00%	100.00%